Supplement Dated February 28, 2025
to the Thrivent Large Cap Growth Portfolio Summary Prospectus, Thrivent Opportunity Income Plus Portfolio Summary Prospectus, Thrivent Small Cap Stock Portfolio Summary Prospectus, Thrivent Series Fund, Inc. Prospectus, and Thrivent Series Fund, Inc. Statement of Additional Information, each dated April 30, 2024.
1.The following portfolio management changes for the Thrivent Large Cap Growth Portfolio, Thrivent Opportunity Income Plus Portfolio, and Thrivent Small Cap Stock Portfolio will be implemented effective immediately:
Thrivent Large Cap Growth Portfolio. Nicolas M. Horns has been named as a portfolio manager for the Portfolio. Mr. Horns is a Portfolio Manager and has been with Thrivent since 2021. Lauri A. Brunner and Jaimin Soni will continue to serve as portfolio managers for the Portfolio.
Thrivent Opportunity Income Plus Portfolio. Jon-Paul Gagne has been named as a portfolio manager for the Portfolio. Mr. Gagne is a Senior Portfolio Manager and has been with Thrivent since 2018. Kent L. White is no longer a portfolio manager for the Portfolio. Stephen D. Lowe, CFA and Theron G. Whitehorn, CFA will continue to serve as portfolio managers for the Portfolio.
Thrivent Small Cap Stock Portfolio. Matthew J. Carlone, CFA has been named as a portfolio manager for the Portfolio. Mr. Carlone is a Portfolio Manager and has been with Thrivent since 2023. Matthew D. Finn, CFA, James M, Tinucci, CFA, and Katelyn R. Young, CPA will continue to serve as portfolio managers for the Portfolio.
2.Effective immediately, the table under the heading “Other Accounts Managed by the Portfolio Managers” in the “Investment Adviser and Portfolio Managers” section in the Statement of Additional Information is revised to include information as of December 31, 2024, for Mr. Carlone, Mr. Gagne, and Mr. Horns.
Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets in the Accounts	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Matthew J. Carlone	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Jon-Paul Gagne	Other Registered Investment Companies	2	$1,375,528,506	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	1	$4,067,660,201	0	$0
Nicolas M. Horns	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
(1)
The “Other Registered Investment Companies” represent series of Thrivent Mutual Funds, which have substantially similar investment objectives and policies as the Portfolio(s) managed by the portfolio manager listed.
3.Effective immediately, the table under the heading “Ownership in the Portfolios” in the “Investment Adviser and Portfolio Managers” section in the Statement of Additional Information is revised to include information as of December 31, 2024, for Mr. Carlone, Mr. Gagne, and Mr. Horns.
Portfolio Manager	Portfolio	Portfolio Ownership	Fund(1)	Fund Ownership	Ownership in Fund Complex(2)
Matthew J. Carlone	Thrivent Small Cap Stock Portfolio	None	Thrivent Small Cap Stock Fund	None	None
Jon-Paul Gagne	Thrivent Government Bond Portfolio	None	Thrivent Government Bond Fund	None	$500,001-$1,000,000
	Thrivent Limited Maturity Bond Portfolio	None	Thrivent Limited Maturity Bond Fund	$500,001-$1,000,000
	Thrivent Opportunity Income Plus Portfolio	None	Thrivent Opportunity Income Plus Fund	None
Nicolas M. Horns	Thrivent Large Cap Growth Portfolio	None	Thrivent Large Cap Growth Fund	None	None

(1)
Each fund listed is a series of Thrivent Mutual Funds, is managed by the same portfolio manager(s) and has substantially similar investment objectives and policies to the corresponding Portfolio listed.
(2)
Ownership in Fund Complex includes investments in Thrivent Mutual Funds, Thrivent Series Fund, Inc., and Thrivent ETF Trust.
Please include this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information.
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